Loan Servicing (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loan Servicing
Balance At Beginning Of Year	$ 704,488	$ 787,013
Msrs Capitalized	48,112	42,551
Msrs Amortized	(125,773)	(125,076)
Balance At end Of Year	$ 626,827	$ 704,488